Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions	$ 0	$ 0	$ 0
Due to related parties	$ 0	$ 0